Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (11,192,551)	$ (57,560,183)
Adjustments to reconcile net loss from operations to net cash used in operating activities:
Depreciation and amortization	2,928,124	4,970,649
Provision for doubtful accounts	3,773,492	483,137
Share based compensation	3,654,999	3,576,470
Loss from disposal of property and equipment		191
Deferred tax benefit	(144,541)	(77,651)
Change in fair value of convertible debt	(1,048,271)	530,501
Gain from fair value change in equity investment		(2,402,943)
Fair value loss on financial instruments		45,063,404
Settlement loss on disposition of assets	318,129
Gain from long term investment		(70,947)
Loss from deregistering of a subsidiary	113,361
Accrued interest of convertible debt	192,471	157,607
Right of use assets amortization	185,657	53,706
Changes in assets and liabilities:
Notes receivable	27,720	12,990
Accounts receivable	(357,380)	(542,166)
Prepayments, deposits and other assets	25,289	(468,349)
Accounts payable	8,762	(473,053)
Accounts payable-related party
Accrued expenses and other current liabilities	1,110,024	(612,350)
Taxes payable	(7,406)	7,206
Deferred revenue	(519,449)	182,218
Customer deposits		193,925
Lease liabilities	(164,221)	(43,010)
NET CASH USED IN OPERATING ACTIVITIES	(1,095,791)	(7,018,648)
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans to third parties	(94,494)	(2,219,444)
Purchases of property and equipment	(605,746)	(20,207)
Purchases of intangible assets	(396,847)	(450,594)
Proceeds from disposal of property and equipment		61
Loans to related parties	(245,472)
Cash received from acquisition	47,240	59,326
NET CASH USED IN INVESTING ACTIVITIES	(1,295,319)	(2,630,858)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	2,079,002	3,319,718
Repayments of bank loans	(3,187,803)	(1,876,362)
Proceeds from private placement and market offering	601,639	5,535,309
Split shares		(2,644)
Proceeds from issuance of convertible notes	1,419,589
Loan from (repayment to) third party	10,193
Proceeds from (payments to) related parties	8,182	(183,973)
NET CASH PROVIDE BY FINANCING ACTIVITIES	930,802	6,792,048
EFFECT OF EXCHANGE RATE CHANGES	(102,431)	(427,274)
NET DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(1,562,739)	(3,284,732)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - beginning of period	4,715,500	9,380,322
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - end of period	3,152,761	6,095,590
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	152,140	63,806
Cash (refunded) paid for income taxes	(271)	10,810
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Right of use assets obtained in exchange of lease liabilities	293,269	226,814
Conversion of convertible notes		3,128,453
Issuance shares as prepayment for potential acquisition		15,906,186
Issuance shares for acquisitions		36,718,737
Non-controlling interests recognized from step acquisitions		23,946,670
Prepayments, deposits and other assets transferred from loan receivable		59,761,223
Prepayments, deposits and other assets as consideration for acquisition	$ 13,854,016